Income tax and deferred taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Current tax liabilities, current	$ 22,643	$ 17,874
1st Category income tax [Member]
Statement [Line Items]
Current tax liabilities, current	14,736	7,863
Foreign company income tax [Member]
Statement [Line Items]
Current tax liabilities, current	7,838	9,944
Article 21 single tax [Member]
Statement [Line Items]
Current tax liabilities, current	$ 69	$ 67